UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:  5/31

Date of reporting period:   11/30/25

Item 1. Reports to Stockholders.

(a)

Weitz Core Plus Bond ETF

(WCPB) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Weitz Core Plus Bond ETF for the period of August 12, 2025 to November 30, 2025. You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wcpb/core-plus-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Core Plus Bond ETF	$14	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

The Fund (Ticker: WCPB) returned 3.29% based on NAV and 3.49% based on market price for the period from inception (August 12, 2025) through November 30, 2025.

During the initial ramping up of the portfolio, we leaned heavily on Agency Mortgage-backed securities (MBS), which was the largest contributor to performance for the period. We also focused on U.S. Treasury bonds, the second highest contributor. We also found pockets of value within corporate collateralized loan obligations (CLOs), which was the third highest contributing sector as well as high yield and investment grade corporate bonds rounding out the top five contributors. Over time, we expect to ramp up our credit investments across a wide variety of both benchmark and non-benchmark sectors as opportunities arise and the fund scales its asset base.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Weitz Core Plus Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,400
$10,300
$10,200
$10,100
$10,000
$10,329
$10,289
08/12/25
08/31/25
09/30/25
10/31/25
11/30/25

	Weitz Core Plus Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
08/12/25	$10,000	$10,000
08/31/25	$10,080	$10,052
09/30/25	$10,206	$10,162
10/31/25	$10,280	$10,225
11/30/25	$10,329	$10,289

Average Annual Total Returns

Since Inception (August 12, 2025)
Weitz Core Plus Bond ETF - NAV	3.29%
Bloomberg U.S. Aggregate Bond Index	2.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$91,017,133
Number of Portfolio Holdings	98
Total Advisory Fees Paid	$0
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	16.7%
Collateralized Mortgage Obligations	0.4%
Corporate Bonds	13.0%
U.S. Government & Agencies	69.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 33.0%
MBS Passthrough 31.8%
CLO 11.0%
Consumer Discretionary 4.3%
ABS-Other 3.0%
Financials 2.7%
Communications 1.9%
Energy 1.6%
CMBS 1.3%
CMO 0.5%
Real Estate 0.4%
Industrials 0.4%
Telecommunications 0.3%
Materials 0.2%
Utilities 0.2%
Other Assets in Excess of Liabilities 7.4%

Value	Value
Other Assets in Excess of Liabilities	7.4%
Utilities	0.2%
Materials	0.2%
Telecommunications	0.3%
Industrials	0.4%
Real Estate	0.4%
CMO	0.5%
CMBS	1.3%
Energy	1.6%
Communications	1.9%
Financials	2.7%
ABS-Other	3.0%
Consumer Discretionary	4.3%
CLO	11.0%
MBS Passthrough	31.8%
U.S. Treasury Obligations	33.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bond	18.4%
Freddie Mac Pool SD8371	6.4%
United States Treasury Bond	6.4%
Freddie Mac Pool SD8267	6.3%
United States Treasury Bond	3.8%
Fannie Mae Pool MA5271	3.2%
Freddie Mac Pool SD8515	3.1%
ACREC 2021-FL1 Ltd., D	2.5%
Fannie Mae Pool MA5137	1.8%
LoanCore 2021-CRE5 Issuer Ltd., D	1.7%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Weitz Core Plus Bond ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://weitzinvestments.com/products/etfs/wcpb/core-plus-bond/default.fs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-WCPB

Weitz Multisector Bond ETF

(WMSB) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Weitz Multisector Bond ETF for the period of November 4, 2025 to November 30, 2025. You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wmsb/multisector-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Multisector Bond ETF	$5	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

The Fund (Ticker: WMSB) returned 0.78% based on NAV and 0.78% based on market price for the period from inception (November 4, 2025) through November 30, 2025.

During the initial ramping up of the portfolio, we leaned heavily on Agency Mortgage-backed securities (MBS), which was the largest contributor to performance for the period. We also focused on high yield corporate bonds, the second highest contributor. We also found pockets of value in corporate collateralized loan obligations (CLOs), which was the third highest contributing sector as well as asset-backed securities (ABS) and investment grade corporate bonds rounding out the top five contributors. Over time, we expect to ramp up our credit investments across a wide variety of both benchmark and non-benchmark sectors as opportunities arise and the fund scales its asset base.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Weitz Multisector Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,100
$10,000
$10,078
$10,059
11/04/25
11/30/25

	Weitz Multisector Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
11/04/25	$10,000	$10,000
11/30/25	$10,078	$10,059

Average Annual Total Returns

Since Inception (November 4, 2025)
Weitz Multisector Bond ETF - NAV	0.78%
Bloomberg U.S. Aggregate Bond Index	0.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$6,292,620
Number of Portfolio Holdings	47
Total Advisory Fees Paid	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	34.2%
Corporate Bonds	20.9%
U.S. Government & Agencies	44.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

MBS Passthrough
50.6%
CLO
24.8%
ABS-Other
10.4%
Financials
8.3%
Consumer Discretionary
7.4%
CMBS
3.2%
Communications
2.4%
Energy
1.6%
Materials
1.6%
Telecommunications
0.8%
Real Estate
0.8%
Industrials
0.6%
Liabilities in Excess of Other Assets
-12.5%

Value	Value
Liabilities in Excess of Other Assets	-12.5%
Industrials	0.6%
Real Estate	0.8%
Telecommunications	0.8%
Materials	1.6%
Energy	1.6%
Communications	2.4%
CMBS	3.2%
Consumer Discretionary	7.4%
Financials	8.3%
ABS-Other	10.4%
CLO	24.8%
MBS Passthrough	50.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fannie Mae Pool MA5072	11.3%
NMNL 2025-1A C, C	8.0%
Fannie Mae Pool MA5190	7.3%
Freddie Mac Pool SD8348	5.1%
ACREC 2021-FL1 Ltd., D	4.7%
Freddie Mac Pool SD8372	4.2%
BRSP 2021-FL1 Ltd., D	3.2%
LoanCore 2021-CRE5 Issuer Ltd., D	3.2%
FS RIALTO, D	3.2%
LMNT CRE 2025-FL3, LLC, C	3.2%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Weitz Multisector Bond ETF (WMSB)

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://weitzinvestments.com/products/etfs/wmsb/multisector-bond/default.fs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-WMSB

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Weitz Core Plus Bond ETF
(Symbol: WCPB)

Weitz Multisector Bond ETF
(Symbol: WMSB)

Semi-Annual Financial Statements
and Additional Information
November 30, 2025

1-800-304-9745
https://weitzinvestments.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 15.5%
	CF-CLO-CRE — 9.9%
350,000	A10 2025-FL6 Issuer, LLC Series FL6 A(a),(b)	TSFR1M + 1.465%	5.5150	05/15/42	$349,362
250,000	ACREC 2021-FL1 Ltd. Series FL1 C(a),(b)	TSFR1M + 2.264%	6.2270	10/16/36	249,974
2,250,000	ACREC 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.764%	6.7270	10/16/36	2,244,256
1,000,000	BRSP 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.814%	6.7730	08/19/38	1,003,606
200,000	BRSP 2024-FL2 Ltd. Series FL2 E(a),(b)	TSFR1M + 6.539%	10.4970	08/19/37	201,237
1,500,000	FS RIALTO Series FL2 D(a),(b)	TSFR1M + 2.914%	6.8730	05/16/38	1,505,333
215,304	GPMT 2021-FL4 Ltd. Series FL4 A(a),(b)	TSFR1M + 1.464%	5.4160	12/15/36	216,018
100,000	HGI CRE CLO 2021-FL2 Ltd. Series FL2 D(a),(b)	TSFR1M + 2.264%	6.2230	09/17/36	100,208
1,000,000	LMNT CRE 2025-FL3, LLC Series FL3 C(a),(b)	TSFR1M + 2.750%	6.7500	07/21/43	1,003,500
1,500,000	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 D(a),(b)	TSFR1M + 3.114%	7.0730	07/15/36	1,505,390
500,000	LoanCore 2022-CRE7 Issuer Ltd. Series CRE7 E(a),(b)	SOFR30A + 3.750%	7.8920	01/17/37	501,745
79,789	PFP 2024-11 Ltd. Series 11 A(a),(b)	TSFR1M + 1.832%	5.8040	09/17/39	80,249
					8,960,878
	CF-CLO-LL — 0.2%
200,000	Starwood 2025-SIF6, LLC Series SIF6A A1(a),(b)	TSFR3M + 1.550%	5.4730	10/17/37	199,981

	CF-CLO-MML — 0.4%
50,000	ASP PIF CLO I, LLC Series 1A A1(a),(b)	TSFR3M + 1.480%	5.1400	01/15/38	50,000
300,000	Fortress Credit Opportunities IX CLO Ltd. Series 9A BR(a),(b)	TSFR3M + 2.212%	6.1160	10/15/33	299,424
					349,424
	CLO — 0.5%
50,000	BSPRT 2022-FL8 Issuer Ltd. Series FL8 C(a),(b)	SOFR30A + 2.300%	6.4420	02/15/37	50,192
305,000	GPMT 2021-FL3 Ltd. Series FL3 AS(a),(b)	TSFR1M + 1.964%	5.9230	07/16/35	305,604
18,856	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 AS(a),(b)	TSFR1M + 1.864%	5.8230	07/15/36	18,924
50,000	STWD 2022-FL3 Ltd. Series FL3 AS(a),(b)	SOFR30A + 1.800%	5.9420	11/15/38	50,175
50,000	TRTX 2022-FL5 Issuer Ltd. Series FL5 AS(a),(b)	TSFR1M + 2.150%	6.1130	02/15/39	50,144
					475,039
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
190,978	JP Morgan Mortgage Trust Series 2024-5 Series 5 A6(a),(c)		6.0000	11/25/54	191,715

	NON AGENCY CMBS — 1.3%
200,000	NRTH Commercial Mortgage Trust 2025-PARK Series A(a),(b)	TSFR1M + 1.393%	5.3520	10/15/40	200,297
987,719	SKY Trust 2025-LINE Series LINE A(a),(b)	TSFR1M + 2.589%	6.5480	04/15/42	994,465
					1,194,762

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 15.5% (Continued)
	OTHER ABS — 3.0%
750,000	NMNL 2025-1A A Series 1A A(a)	5.1400	11/20/55	$751,261
750,000	NMNL 2025-1A B Series 1A B(a)	5.3300	11/20/55	754,940
187,656	OWN Equipment Fund I, LLC Series 2M A(a)	5.7000	12/20/32	188,530
1,000,000	PAWS 2025-1A A2(a)	6.8240	01/30/56	1,000,000
				2,694,731
	TOTAL ASSET BACKED SECURITIES (Cost $14,042,200)			14,066,530

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
295,327	Fannie Mae REMICS Series 59 MA	5.0000	03/25/51	295,626

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $296,085)			295,626

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 12.1%
	ADVERTISING & MARKETING — 0.6%
600,000	Stagwell Global, LLC(a)	5.6250	08/15/29	583,554

	ASSET MANAGEMENT — 0.3%
250,000	Barings BDC, Inc.	5.2000	09/15/28	249,128

	COMMUNICATIONS — 0.3%
250,000	WULF Compute, LLC(a)	7.7500	10/15/30	258,680

	E-COMMERCE DISCRETIONARY — 0.3%
250,000	Wayfair, Inc.(a)	6.7500	11/15/32	255,713

	ELECTRIC UTILITIES — 0.2%
150,000	Hawaiian Electric Company, Inc.(a)	6.0000	10/01/33	151,974

	HOME & OFFICE PRODUCTS — 0.8%
300,000	Newell Brands, Inc.	6.3750	05/15/30	289,042

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 12.1% (Continued)
	HOME & OFFICE PRODUCTS — 0.8% (Continued)
50,000	Newell Brands, Inc.	6.6250	05/15/32	$47,207
350,000	Whirlpool Corporation	6.5000	06/15/33	348,053
				684,302
	INDUSTRIAL SUPPORT SERVICES — 0.4%
360,000	EquipmentShare.com, Inc.(a)	9.0000	05/15/28	367,886

	LEISURE FACILITIES & SERVICES — 1.6%
1,500,000	Six Flags Entertainment Corporation / Canada’s	5.2500	07/15/29	1,392,456

	LEISURE PRODUCTS — 0.3%
300,000	Polaris, Inc.	5.6000	03/01/31	303,970

	MACHINERY — 0.0%(d)
25,000	Manitowoc Company, Inc. (The)(a)	9.2500	10/01/31	26,594

	METALS & MINING — 0.1%
100,000	SunCoke Energy, Inc.(a)	4.8750	06/30/29	91,580

	OIL & GAS PRODUCERS — 1.1%
75,000	Global Partners LP / GLP Finance Corp(a)	7.1250	07/01/33	76,234
600,000	Golar LNG Ltd.(a)	7.5000	10/02/30	582,207
300,000	NGL Energy Partners, L.P.(a)	8.3750	02/15/32	311,261
				969,702
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
250,000	WBI Operating, LLC(a)	6.2500	10/15/30	250,293
250,000	WBI Operating, LLC(a)	6.5000	10/15/33	250,070
				500,363
	PUBLISHING & BROADCASTING — 0.3%
300,000	Lamar Media Corporation(a)	5.3750	11/01/33	300,702

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
200,000	Broadstone Net Lease, LLC	5.0000	11/01/32	200,864
200,000	Highwoods Realty, L.P.	5.3500	01/15/33	200,914
				401,778

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 12.1% (Continued)
	RETAIL - DISCRETIONARY — 1.4%
700,000	Bath & Body Works, Inc.	6.7500	07/01/36	$693,654
614,000	Bath & Body Works, Inc.	7.6000	07/15/37	611,768
				1,305,422
	SPECIALTY FINANCE — 2.4%
100,000	Atlas Warehouse Lending Company, L.P.(a)	6.2500	01/15/30	105,441
900,000	LFS Topco, LLC(a)	8.7500	07/15/30	880,769
600,000	Rithm Capital Corp(a)	8.0000	07/15/30	612,078
350,000	Rithm Capital Corporation(a)	8.0000	04/01/29	358,102
250,000	Stonebriar A.B.F Issuer, LLC(a)	8.1250	12/15/30	254,249
				2,210,639
	STEEL — 0.1%
100,000	Cleveland-Cliffs, Inc.(a)	7.6250	01/15/34	103,849

	TELECOMMUNICATIONS — 1.0%
500,000	Cogent Communications Group, Inc.(a)	7.0000	06/15/27	495,805
350,000	Cogent Communications Group, LLC / Cogent Finance(a)	6.5000	07/01/32	319,405
				815,210
	TOTAL CORPORATE BONDS (Cost $10,956,072)			10,973,502

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.7%
	AGENCY FIXED RATE — 31.8%
898,485	Fannie Mae Pool FS8486	4.5000	12/01/52	884,068
181,407	Fannie Mae Pool MA5070	4.5000	07/01/53	178,289
1,629,720	Fannie Mae Pool MA5137	5.0000	09/01/53	1,633,066
1,066,134	Fannie Mae Pool MA5163	4.5000	10/01/53	1,046,162
1,056,810	Fannie Mae Pool MA5164	5.0000	10/01/53	1,058,707
473,493	Fannie Mae Pool MA5189	5.0000	11/01/53	474,099
2,884,266	Fannie Mae Pool MA5271	5.5000	02/01/54	2,927,799
197,956	Fannie Mae Pool MA5294	5.0000	03/01/54	198,005
1,175,836	Fannie Mae Pool MA5327	5.0000	04/01/54	1,175,795
101,268	Fannie Mae Pool MA5352	5.0000	05/01/54	101,212
108,497	Fannie Mae Pool MA5419	5.0000	07/01/54	108,483

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.7% (Continued)
	AGENCY FIXED RATE — 31.8% (Continued)
212,669	Fannie Mae Pool MA5495	4.5000	10/01/54	$208,356
670,078	Fannie Mae Pool MA5530	5.0000	11/01/54	669,634
197,091	Fannie Mae Pool MA5552	5.0000	12/01/54	196,955
98,947	Fannie Mae Pool MA5585	5.0000	01/01/55	98,839
193,555	Fannie Mae Pool MA5613	5.0000	02/01/55	193,329
328,450	Freddie Mac Pool RA7773	4.0000	08/01/52	315,069
176,068	Freddie Mac Pool SD8244	4.0000	09/01/52	168,521
5,696,821	Freddie Mac Pool SD8267	5.0000	11/01/52	5,721,406
208,626	Freddie Mac Pool SD8340	4.5000	07/01/53	204,976
1,240,792	Freddie Mac Pool SD8342	5.5000	07/01/53	1,260,952
214,320	Freddie Mac Pool SD8347	4.5000	08/01/53	210,505
176,415	Freddie Mac Pool SD8360	4.5000	09/01/53	173,110
511,674	Freddie Mac Pool SD8361	5.0000	09/01/53	512,856
5,852,857	Freddie Mac Pool SD8371	5.0000	11/01/53	5,861,855
155,756	Freddie Mac Pool SD6706	4.5000	01/01/54	153,031
127,798	Freddie Mac Pool SD8474	5.0000	11/01/54	127,716
226,328	Freddie Mac Pool SD7379	5.5000	01/01/55	229,362
2,786,740	Freddie Mac Pool SD8515	5.5000	03/01/55	2,824,097
				28,916,254
	U.S. TREASURY BONDS — 32.9%
200,000	United States Treasury Bond	4.2500	05/15/39	199,055
800,000	United States Treasury Bond	4.3750	11/15/39	801,719
400,000	United States Treasury Bond	4.6250	02/15/40	410,711
16,750,000	United States Treasury Bond	4.3750	05/15/40	16,721,864
500,000	United States Treasury Bond	4.2500	11/15/40	490,410
3,500,000	United States Treasury Bond	4.3750	05/15/41	3,469,922
100,000	United States Treasury Bond	4.7500	11/15/43	102,092
5,800,000	United States Treasury Bond	4.6250	11/15/44	5,804,078
1,100,000	United States Treasury Bond	4.7500	02/15/45	1,117,660
1,000,000	United States Treasury Bond	4.0000	11/15/42	934,922

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal
Amount ($)		Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.7% (Continued)
	U.S. TREASURY BONDS — 32.9% (Continued)
		$30,052,433
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $58,536,135)	58,968,687

	TOTAL INVESTMENTS - 92.6% (Cost $83,830,492)	$84,304,345
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%	6,712,788
	NET ASSETS - 100.0%	$91,017,133

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, the total market value of 144A securities is 20,702,976 or 22.7% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on November 30, 2025.

(d)	Percentage rounds to less than 0.1%.

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 38.4%
	CF-CLO-CRE — 24.8%
100,000	A10 2025-FL6 Issuer, LLC Series FL6 B(a),(b)	TSFR1M + 2.392%	6.4420	05/15/42	$100,162
100,000	A10 2025-FL6 Issuer, LLC Series FL6 C(a),(b)	TSFR1M + 2.791%	6.8410	05/15/42	99,813
100,000	A10 2025-FL6 Issuer, LLC Series FL6 D(a),(b)	TSFR1M + 3.390%	7.4400	05/15/42	100,165
300,000	ACREC 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.764%	6.7270	10/16/36	299,234
200,000	BRSP 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.814%	6.7730	08/19/38	200,721
200,000	FS RIALTO Series FL2 D(a),(b)	TSFR1M + 2.914%	6.8730	05/16/38	200,711
200,000	LMNT CRE 2025-FL3, LLC Series FL3 C(a),(b)	TSFR1M + 2.750%	6.7500	07/21/43	200,700
100,000	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 C(a),(b)	TSFR1M + 2.464%	6.4230	07/15/36	100,135
200,000	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 D(a),(b)	TSFR1M + 3.114%	7.0730	07/15/36	200,719
66,491	PFP 2024-11 Ltd. Series 11 A(a),(b)	TSFR1M + 1.832%	5.8040	09/17/39	66,875
					1,569,235
	NON AGENCY CMBS — 3.2%
197,544	SKY Trust 2025-LINE Series LINE A(a),(b)	TSFR1M + 2.589%	6.5480	04/15/42	198,893

	OTHER ABS — 10.4%
500,000	NMNL 2025-1A C Series 1A C(a)		6.0700	11/20/55	501,279
150,000	PAWS 2025-1A A2(a)		6.8240	01/30/56	150,000
					651,279
	TOTAL ASSET BACKED SECURITIES (Cost $2,415,281)				2,419,407

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 23.5%
	ADVERTISING & MARKETING — 1.5%
100,000	Stagwell Global, LLC(a)		5.6250	08/15/29	97,259

	COMMUNICATIONS — 0.8%
50,000	WULF Compute, LLC(a)		7.7500	10/15/30	51,736

	E-COMMERCE DISCRETIONARY — 0.8%
50,000	Wayfair, Inc.(a)		6.7500	11/15/32	51,143

	HOME & OFFICE PRODUCTS — 2.0%
75,000	Newell Brands, Inc.		6.6250	09/15/29	73,954

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 23.5% (Continued)
	HOME & OFFICE PRODUCTS — 2.0% (Continued)
50,000	Whirlpool Corporation	6.5000	06/15/33	$49,722
				123,676
	INDUSTRIAL SUPPORT SERVICES — 0.6%
40,000	EquipmentShare.com, Inc.(a)	9.0000	05/15/28	40,876

	LEISURE FACILITIES & SERVICES — 1.5%
100,000	Six Flags Entertainment Corporation / Canada’s	5.2500	07/15/29	92,830

	LEISURE PRODUCTS — 0.8%
50,000	Polaris, Inc.	5.6000	03/01/31	50,662

	METALS & MINING — 0.7%
50,000	SunCoke Energy, Inc.(a)	4.8750	06/30/29	45,790

	OIL & GAS PRODUCERS — 0.8%
50,000	Golar LNG Ltd.(a)	7.5000	10/02/30	48,517

	OIL & GAS SERVICES & EQUIPMENT — 0.8%
50,000	WBI Operating, LLC(a)	6.2500	10/15/30	50,059

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
50,000	Highwoods Realty, L.P.	5.3500	01/15/33	50,228

	RETAIL - DISCRETIONARY — 2.3%
150,000	Bath & Body Works, Inc.	6.7500	07/01/36	148,639

	SPECIALTY FINANCE — 8.4%
75,000	Burford Capital Global Finance, LLC(a)	6.2500	04/15/28	74,835
200,000	LFS Topco, LLC(a)	8.7500	07/15/30	195,726
150,000	Rithm Capital Corp(a)	8.0000	07/15/30	153,019
100,000	Stonebriar A.B.F Issuer, LLC(a)	8.1250	12/15/30	101,700
				525,280
	STEEL — 0.9%
50,000	Cleveland-Cliffs, Inc.(a)	7.6250	01/15/34	51,925

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 23.5% (Continued)
	TELECOMMUNICATIONS — 0.8%
50,000	Cogent Communications Group, Inc.(a)	7.0000	06/15/27	$49,581

	TOTAL CORPORATE BONDS (Cost $1,463,584)			1,478,201

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 50.6%
	AGENCY FIXED RATE — 50.6%
118,969	Fannie Mae Pool CB5580	4.5000	10/01/52	117,048
107,818	Fannie Mae Pool FS8486	4.5000	12/01/52	106,088
186,835	Fannie Mae Pool MA4940	5.0000	03/01/53	187,375
699,910	Fannie Mae Pool MA5072	5.5000	06/01/53	711,627
122,259	Fannie Mae Pool MA5189	5.0000	11/01/53	122,415
454,249	Fannie Mae Pool MA5190	5.5000	11/01/53	461,479
129,118	Fannie Mae Pool MA5353	5.5000	05/01/54	130,838
159,415	Fannie Mae Pool MA5387	5.0000	06/01/54	159,398
103,659	Fannie Mae Pool MA5585	5.0000	01/01/55	103,546
118,600	Fannie Mae Pool MA5613	5.0000	02/01/55	118,461
319,107	Freddie Mac Pool SD8348	5.0000	08/01/53	319,845
101,290	Freddie Mac Pool SD4977	5.0000	11/01/53	101,550
259,274	Freddie Mac Pool SD8372	5.5000	11/01/53	263,494
160,392	Freddie Mac Pool SD6706	4.5000	01/01/54	157,586
125,899	Freddie Mac Pool SD8521	4.0000	04/01/55	120,014
				3,180,764
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,167,820)			3,180,764

	TOTAL INVESTMENTS - 112.5% (Cost $7,046,685)			$7,078,372
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5)%			(785,752)
	NET ASSETS - 100.0%			$6,292,620

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, the total market value of 144A securities is 3,431,573 or 54.5% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month

Weitz ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2025

	Weitz Core Plus	Weitz Multisector
	Bond ETF	Bond ETF
ASSETS
Investment securities:
At cost	$83,830,492	$7,046,685
At fair value	$84,304,345	$7,078,372
Cash and cash equivalents	22,043,461	862,922
Capital Shares Receivable	1,281,912	—
Dividend and interest receivable	433,309	43,495
Receivable due from Advisor, net	41,837	15,323
Receivable for securities sold	15,142	—
TOTAL ASSETS	108,120,006	8,000,112

LIABILITIES
Payable for securities purchased	17,051,695	1,688,872
Fees payable to related parties	21,605	7,862
Accrued expenses and other liabilities	29,573	10,758
TOTAL LIABILITIES	17,102,873	1,707,492
NET ASSETS	$91,017,133	$6,292,620

Net Assets Consist Of:
Paid in capital	$90,468,202	$6,255,910
Accumulated earnings	548,931	36,710
NET ASSETS	$91,017,133	$6,292,620

Net Asset Value Per Share:
Shares:
Net assets	$91,017,133	$6,292,620
Shares of beneficial interest outstanding (a)	3,550,000	250,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.64	$25.17

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Weitz ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended November 30, 2025

	Weitz Core Plus	Weitz Multisector
	Bond ETF *	Bond ETF *
INVESTMENT INCOME
Interest	398,330	13,517
TOTAL INVESTMENT INCOME	398,330	13,517

EXPENSES
Investment advisory fees	31,194	1,639
Administrative services fees	32,131	6,474
Compliance officer fees	11,037	1,515
Legal fees	7,938	1,956
Audit fees	5,859	947
Transfer agent fees	5,671	1,388
Custodian fees	5,008	1,041
Trustees’ fees and expenses	4,678	2,580
Printing and postage expenses	3,213	757
Insurance expense	1,323	442
Other expenses	4,536	442
TOTAL EXPENSES	112,588	19,181

Less: Fees waived and expenses reimbursed by the Advisor	(73,031)	(16,962)
NET EXPENSES	39,557	2,219

NET INVESTMENT INCOME	358,773	11,298

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	10,555	—
Net change in unrealized appreciation on investments	473,853	31,687
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	484,408	31,687

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$843,181	$42,985

*	The Weitz Core Plus Bond ETF and Weitz Multisector Bond ETF commenced operations on August 12, 2025, and November 4, 2025, respectively.

See accompanying notes to financial statements.

Weitz Core Plus Bond ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
November 30, 2025 *
FROM OPERATIONS	(Unaudited)
Net investment income	$358,773
Net realized gain from investments	10,555
Net change in unrealized appreciation on investments	473,853
Net increase in net assets resulting from operations	843,181

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(294,250)
Net decrease in net assets from distributions to shareholders	(294,250)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	90,468,202
Net increase in net assets from shares of beneficial interest	90,468,202

TOTAL INCREASE IN NET ASSETS	91,017,133

NET ASSETS
Beginning of period	—
End of Period	$91,017,133

SHARE ACTIVITY
Shares Outstanding, Beginning of Period	—
Shares Sold	3,550,000
Shares Outstanding, End of Period	3,550,000

*	The Weitz Core Plus Bond ETF commenced operations on August 12, 2025.

See accompanying notes to financial statements.

Weitz Multisector Bond ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
November 30, 2025 *
FROM OPERATIONS	(Unaudited)
Net investment income	$11,298
Net change in unrealized appreciation on investments	31,687
Net increase in net assets resulting from operations	42,985

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(6,275)
Net decrease in net assets from distributions to shareholders	(6,275)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,255,910
Net increase in net assets from shares of beneficial interest	6,255,910

TOTAL INCREASE IN NET ASSETS	6,292,620

NET ASSETS
Beginning of Period	—
End of Period	$6,292,620

SHARE ACTIVITY
Shares Outstanding, Beginning of Period	—
Shares Sold	250,000
Shares Outstanding, End of Period	250,000

*	The Weitz Multisector Bond ETF commenced operations on November 4, 2025.

See accompanying notes to financial statements.

Weitz Core Plus Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	November 30, 2025 (a)
	(Unaudited)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (b)	0.34
Net realized and unrealized gain on investments	0.48
Total from investment operations	0.82

Less distributions from:
Net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$25.64

Market price, end of period	$25.69

Total return(c)	3.29	% (d),(i)

Market price total return	3.49	% (d)

Net assets, end of period (000s)	$91,017

Ratio of net expenses to average net assets(f)	0.45	% (e)
Ratio of net investment income to average net assets(f)(g)	4.50	% (e)

Portfolio Turnover Rate(h)	135	% (d)

(a)	The Weitz Core Plus Bond ETF commenced operations on August 12, 2025.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Weitz Multisector Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	November 30, 2025 (a)
	(Unaudited)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (b)	0.06
Net realized and unrealized gain on investments	0.14
Total from investment operations	0.20

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$25.17

Market price, end of period	$25.17

Total return(c)	0.78	% (d),(i)

Market price total return	0.78	% (d)

Net assets, end of period (000s)	$6,293

Ratio of net expenses to average net assets(f)	0.65	% (e)
Ratio of net investment income to average net assets(f)(g)	3.31	% (e)

Portfolio Turnover Rate(h)	0	% (d)

(a)	The Weitz Multisector Bond ETF commenced operations on November 4, 2025.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Weitz ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

(1)	ORGANIZATION

The Weitz Core Plus Bond ETF and Weitz Multisector Bond ETF (each a “Fund” or collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Weitz Core Plus Bond ETF commenced operations on August 12, 2025. The Weitz Multisector Bond ETF commenced operations on November 4, 2025. Each Fund is an actively managed exchange traded fund (“ETF”). The investment objectives of the Weitz Core Plus Bond ETF and Weitz Multisector Bond ETF are current income and capital preservation, and to provide a high level of current income, respectively. Each Fund’s investment objective may be changed by the Board upon 60 days’ written notice to shareholders.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies, including Accounting Standards Update 2013-08”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) . Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”).

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Weitz ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAV. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAVs as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Weitz ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025, for the Funds’ assets and liabilities measured at fair value:

Weitz Core Plus Bond ETF

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$14,066,530	$—	$14,066,530
Corporate Bonds	—	10,973,502	—	10,973,502
Collateralized Mortgage Obligations	—	295,626	—	295,626
U.S Government & Agencies	—	58,968,687	—	58,968,687
Total	$—	$84,304,345	$—	$84,304,345

Weitz Multisector Bond ETF

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,419,407	$—	$2,419,407
Corporate Bonds	—	1,478,201	—	1,478,201
U.S Government & Agencies	—	3,180,764	—	3,180,764
Total	$—	$7,078,372	$—	$7,078,372

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Funds. Each Fund distributes their net realized capital gains, if any, to shareholders annually. Dividends from net investment income

Weitz ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash

Each Fund considers its investments in an FDIC (“Federal Deposit Insurance Corporation”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high-quality financial institution.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be expected to be taken in the Funds’ May 31, 2026 tax returns.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities for the Funds amounted to $86,330,255 and $38,977,800, respectively, for the Weitz Core Plus Bond ETF, and $3,878,824 and $0, respectively, for the Weitz Multisector Bond ETF. The cost of purchases and the proceeds from the sale of U.S. Government securities for the period ended November 30, 2025, amounted to $59,157,257 and $403,824, respectively, for the Weitz Core Plus Bond ETF, and $3,192,563 and $0, respectively, for the Weitz Multisector Bond ETF.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Weitz Investment Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). Fees incurred under this agreement are paid directly by the Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Weitz ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.40% and 0.50% of the Weitz Core Plus Bond ETF and of the Weitz Multisector Bond ETF’s average daily net assets, respectively. For the period ended November 30, 2025, the Adviser earned $31,194 and $1,639 in advisory fees for Weitz Core Plus Bond ETF and Weitz Multisector Bond ETF, respectively.

Pursuant to an operating expense limitation agreement (the “Agreement”) between the Adviser and the Trust on behalf of the Funds, the Adviser has agreed to waive its fees and/or absorb expenses of the Funds to ensure that the total annual fund operating expenses for the Funds (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed the 0.45% and 0.65% of the average daily net assets for Weitz Core Plus Bond ETF and Weitz Multisector Bond ETF, respectively, through September 30, 2026. This operating expense limitation agreement can be terminated only by, or with consent of the Board. The Adviser is permitted to receive reimbursement from the Funds for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date of the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. For the period ended November 30, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $73,031 and $16,962 for Weitz Core Plus Bond ETF and Weitz Multisector Bond ETF, respectively, which are subject to recapture by the Adviser before May 31, 2028 pursuant to the agreement.

In addition, the following provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statement of Operations under “Professional fees.”

BluGiant, LLC (“BluGiant”) – BluGiant provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Weitz ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of November 30, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
Weitz Core Plus Bond ETF	$83,830,492	$565,876	$(92,023)	$473,853
Weitz Multisector Bond ETF	7,046,685	32,530	(843)	31,687

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation Units from the Funds. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

Investment strategies and risk factors of each Fund are discussed in the Funds’ Prospectus and SAI.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Weitz ETFs
ADDITIONAL INFORMATION (Unaudited)
November 30, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Factors Considered by the Trustees in approval OF THE INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 30, 2025 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Weitz Investment Management, Inc. (“Weitz”) and the Trust on behalf of each of the Weitz Core Plus Bond ETF (the “Weitz Core ETF”) and Weitz Multisector Bond ETF (the “Weitz Multisector ETF” and together with the Weitz Core ETF, the “Funds”).

Based on their evaluation of the information provided by Weitz, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreements with respect to each of the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by Independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreements and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included due diligence materials relating to Weitz (including due diligence questionnaires completed by Weitz, select financial information of Weitz, bibliographic information regarding Weitz’s key management and investment advisory personnel, and comparative fee information relating to the Funds and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from Fund management. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the of the Advisory Agreement was in the best interests of each Fund and their respective shareholders. Moreover, the Board noted

Weitz ETFs
ADDITIONAL INFORMATION (Unaudited)
November 30, 2025

that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Weitz related to the proposed approval of the Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel that will be performing services for each of the Funds, including the individuals that will primarily monitor and execute the investment strategies. The Board noted that Weitz has been a registered investment adviser with the SEC since May, 1983, and that its personnel have many years of experience in the financial services industry and with investment management. The Board discussed Weitz’s research capabilities and the quality of its compliance infrastructure. Additionally, the Board received satisfactory responses from representatives of Weitz with respect to a series of important questions, including: whether Weitz or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of each of the Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with each of the Fund’s investment limitations, noting that Weitz’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under Weitz’s compliance program. The Board reviewed the capitalization of Weitz and, based on financial information provided by and representations made by Weitz and its representatives, concluded that Weitz was sufficiently well-capitalized in order to meet its obligations to each of the Funds. The Board also discussed Weitz’s compliance program with the CCO of the Trust and the Board noted that the CCO of the Trust represented that based on his review, the Weitz’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Weitz’s representation that the draft prospectus and statement of additional information for the Weitz Core ETF and the Weitz Multisector ETF accurately describes the investment strategies of the Weitz Core ETF and the Weitz Multisector ETF, respectively. After further discussion, the Board concluded that Weitz had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Weitz to each of the Funds appear to be satisfactory.

Performance. Because the Weitz Core ETF and the Weitz Multisector ETF had not yet commenced operations, the Board reviewed the composite performance of Weitz’s similarly managed accounts. The Board noted that the Weitz Core Plus Income Composite, net of fees, has outperformed its benchmark, the Bloomberg U.S. Aggregate (U.S. Agg) Index for the one year, three year, five-year and ten-year periods while further noting that Weitz does not currently manage any accounts with a strategy similar to the Weitz Multisector ETF. After further discussion, the Board was satisfied that Weitz would be able to provide an adequate level of performance for the Weitz Core ETF and the Weitz Multisector ETF.

Weitz ETFs
ADDITIONAL INFORMATION (Unaudited)
November 30, 2025

Fees and Expenses. As to the costs of the services to be provided by Weitz, the Board reviewed and discussed the proposed advisory fee for the Weitz Core ETF and the Weitz Multisector ETF and the anticipated total operating expenses for the Weitz Core ETF and the Weitz Multisector ETF as compared to its respective peer group and Morningstar category as presented in the Board Materials. The Board noted, with respect to the Weitz Core ETF, that the proposed advisory fee was at the median for both the peer group and Morningstar category, and, with respect to the Weitz Multisector ETF, that the proposed advisory fee was at the median for the Morningstar category and only slightly above the median for the peer group. The Board then reviewed the contractual arrangements for each of the Funds noting that Weitz had agreed to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees until September 30, 2026, so as not to exceed 0.45% and 0.65% of the average annual net assets of the Weitz Core ETF and Weitz Multisector ETF, respectively, and found such arrangements beneficial to shareholders of the respective Funds. The Board concluded that the advisory fee to be charged by Weitz with respect to the Weitz Core ETF and the Weitz Multisector ETF was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Weitz with respect to each of the Funds based on profitability estimates and analyses provided by Weitz and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by Weitz and the projected growth of the Weitz Core ETF and the Weitz Multisector ETF, the anticipated level of profit from Weitz’s relationship with each of the Funds was not excessive.

Economies of Scale. As to the extent to which the Weitz Core ETF and the Weitz Multisector ETF will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Weitz’s expectations for growth of each of the Funds and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Messrs. Baum and Westle assisted the Board throughout the agreement review process. The Board members relied upon the advice of independent counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Weitz as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of Weitz Core ETF and Weitz Multisector ETF that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Advisory Agreement is in the best interests of each of Weitz Core ETF and Weitz Multisector ETF and their respective shareholders. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreement was in the best interests of each of the Funds and their respective shareholders. Moreover, the Board noted that each

Weitz ETFs
ADDITIONAL INFORMATION (Unaudited)
November 30, 2025

Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	1/30/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	1/30/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	1/30/26